Interest Income and Expense (Tables)	9 Months Ended
Jul. 31, 2024
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2024 July 31, 2023 July 31, 2024 July 31, 2023
Measured at amortized cost 1 $ 20,586 $ 17,866 $ 59,846 $ 50,027

Measured at FVOCI – Debt instruments 1 966 877 2,864 2,393
21,552 18,743 62,710 52,420
Measured or designated at FVTPL 2,173 2,113 6,670 5,666
Measured at FVOCI – Equity instruments 81 79 235 212
Total $ 23,806 $ 20,935 $ 69,615 $ 58,298
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2024 July 31, 2023 July 31, 2024 July 31, 2023
Measured at amortized cost 1 $ 12,939 $ 10,916 $ 37,635 $ 29,199

Measured or designated at FVTPL 3,288 2,730 9,448 6,649
Total $ 16,227 $ 13,646 $ 47,083 $ 35,848
Interest expense is calculated using EIRM.